Segment and Geographic Information - Revenue and Results of Segments (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of operating segments
Number of operating segments | segment	2	2
Cloud subscriptions and support	$ 4,531	€ 3,769	€ 2,993	€ 2,286
Software licenses	5,857	4,872	4,860	4,835
Software support	13,114	10,908	10,571	10,093
Software licenses and support	18,971	15,780	15,431	14,928
Cloud and software	23,502	19,549	18,424	17,214
Services	4,702	3,911	3,638	3,579
Total revenue	28,205	23,461	22,062	20,793
Cost of cloud subscriptions and support	(1,995)	(1,660)	(1,313)	(1,022)
Cost of software licenses and support	(2,686)	(2,234)	(2,182)	(2,291)
Cost of cloud and software	(4,681)	(3,893)	(3,495)	(3,313)
Cost of services	(3,796)	(3,158)	(3,089)	(2,932)
Total cost of revenue	8,477	7,051	6,583	6,245
Gross profit	19,728	16,410	15,479	14,548
Other segment expenses	(22,341)	(18,584)	(16,928)	(16,541)
Segment profit	$ 5,864	4,877	5,135	4,252
Constant Currency
Disclosure of operating segments
Total revenue		23,461	22,062
Segment profit		4,877	5,135
Operating segments
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS		3,443	2,786	2,208
Cloud subscriptions and support IaaS		328	209	91
Cloud subscriptions and support		3,772	2,995	2,299
Software licenses		4,871	4,864	4,836
Software support		10,908	10,572	10,093
Software licenses and support		15,780	15,436	14,930
Cloud and software		19,551	18,431	17,229
Services		3,851	3,624	3,521
Total revenue		23,402	22,055	20,750
Cost of cloud subscriptions and support SaaS/PaaS		(1,112)	(840)	(599)
Cost of cloud subscriptions and support IaaS		(309)	(221)	(189)
Cost of cloud subscriptions and support		(1,421)	(1,062)	(788)
Cost of software licenses and support		(2,012)	(1,965)	(1,993)
Cost of cloud and software		(3,433)	(3,026)	(2,781)
Cost of services		(2,996)	(2,915)	(2,725)
Total cost of revenue		6,429	5,942	5,506
Gross profit		16,974	16,114	15,244
Other segment expenses		(8,486)	(7,722)	(7,185)
Segment profit		8,488	8,392	8,059
Operating segments | Constant Currency
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS		3,497	2,794
Cloud subscriptions and support IaaS		334	213
Cloud subscriptions and support		3,831	3,007
Software licenses		4,982	4,894
Software support		11,005	10,654
Software licenses and support		15,987	15,549
Cloud and software		19,818	18,555
Services		3,885	3,663
Total revenue		23,703	22,219
Cost of cloud subscriptions and support SaaS/PaaS		(1,128)	(843)
Cost of cloud subscriptions and support IaaS		(312)	(222)
Cost of cloud subscriptions and support		(1,440)	(1,065)
Cost of software licenses and support		(2,022)	(1,979)
Cost of cloud and software		(3,463)	(3,044)
Cost of services		(3,019)	(2,967)
Total cost of revenue		6,481	6,012
Gross profit		17,222	16,207
Other segment expenses		(8,586)	(7,833)
Segment profit		8,636	8,374
Operating segments | Applications, Technology & Services
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS		1,604	1,191	872
Cloud subscriptions and support IaaS		328	209	91
Cloud subscriptions and support		1,932	1,400	963
Software licenses		4,872	4,864	4,837
Software support		10,890	10,545	10,062
Software licenses and support		15,762	15,409	14,899
Cloud and software		17,694	16,809	15,862
Services		3,447	3,321	3,272
Total revenue		21,141	20,130	19,134
Cost of cloud subscriptions and support SaaS/PaaS		(684)	(457)	(263)
Cost of cloud subscriptions and support IaaS		(309)	(221)	(189)
Cost of cloud subscriptions and support		(993)	(678)	(452)
Cost of software licenses and support		(2,007)	(1,964)	(1,992)
Cost of cloud and software		(3,000)	(2,642)	(2,444)
Cost of services		(2,703)	(2,669)	(2,542)
Total cost of revenue		5,703	5,311	4,985
Gross profit		15,438	14,819	14,148
Other segment expenses		(7,336)	(6,768)	(6,407)
Segment profit		8,102	8,051	7,742
Operating segments | Applications, Technology & Services | Constant Currency
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS		1,627	1,204
Cloud subscriptions and support IaaS		334	213
Cloud subscriptions and support		1,961	1,417
Software licenses		4,983	4,895
Software support		10,987	10,627
Software licenses and support		15,970	15,521
Cloud and software		17,931	16,939
Services		3,472	3,360
Total revenue		21,403	20,298
Cost of cloud subscriptions and support SaaS/PaaS		(694)	(458)
Cost of cloud subscriptions and support IaaS		(312)	(222)
Cost of cloud subscriptions and support		(1,006)	(680)
Cost of software licenses and support		(2,018)	(1,978)
Cost of cloud and software		(3,023)	(2,658)
Cost of services		(2,722)	(2,718)
Total cost of revenue		5,745	5,376
Gross profit		15,659	14,922
Other segment expenses		(7,418)	(6,868)
Segment profit		8,241	8,054
Operating segments | SAP Business Network
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS		1,840	1,595	1,337
Cloud subscriptions and support IaaS		0	0	0
Cloud subscriptions and support		1,840	1,595	1,337
Software licenses		(1)	0	(1)
Software support		18	28	31
Software licenses and support		17	27	30
Cloud and software		1,857	1,622	1,367
Services		404	303	249
Total revenue		2,261	1,925	1,616
Cost of cloud subscriptions and support SaaS/PaaS		(428)	(384)	(336)
Cost of cloud subscriptions and support IaaS		0	0	0
Cost of cloud subscriptions and support		(428)	(384)	(336)
Cost of software licenses and support		(5)	(1)	(1)
Cost of cloud and software		(433)	(385)	(337)
Cost of services		(293)	(246)	(183)
Total cost of revenue		725	631	520
Gross profit		1,536	1,295	1,095
Other segment expenses		(1,151)	(954)	(779)
Segment profit		385	341	€ 317
Operating segments | SAP Business Network | Constant Currency
Disclosure of operating segments
Cloud subscriptions and support SaaS/PaaS		1,870	1,589
Cloud subscriptions and support IaaS		0	0
Cloud subscriptions and support		1,870	1,589
Software licenses		(1)	0
Software support		18	28
Software licenses and support		18	27
Cloud and software		1,887	1,617
Services		413	304
Total revenue		2,300	1,920
Cost of cloud subscriptions and support SaaS/PaaS		(435)	(385)
Cost of cloud subscriptions and support IaaS		0	0
Cost of cloud subscriptions and support		(435)	(385)
Cost of software licenses and support		(5)	(1)
Cost of cloud and software		(439)	(386)
Cost of services		(297)	(249)
Total cost of revenue		737	635
Gross profit		1,563	1,285
Other segment expenses		(1,169)	(964)
Segment profit		€ 394	€ 321